Brumadinho dam failure (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Brumadinho Dam Failure
Integral Reparation Agreement	$ 52	$ (39)
Other obligations	(168)	(437)	(400)
Incurred expenses	(378)	(484)	(685)
Insurance (i)	11	30	6
Expenses related to Brumadinho event	$ (483)	$ (930)	$ (1,079)